CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
EXPENSES
Amortization	$ 304,555	$ 284,413	$ 889,398
Exploration	4,906,777	6,465,637	26,409,757
General and administrative	1,986,604	1,278,577	9,595,614
Options receipts in excess of property value	(135,000)	(315,000)	(450,000)
Write-off of mineral property	0	0	26,000
LOSS BEFORE OTHER ITEMS	(7,062,936)	(7,713,627)	(36,470,769)
OTHER ITEMS
Foreign exchange gain	21,684	16,028	588,364
Interest expense	(5,185)	0	(247,121)
Realized gains on sales of trading securities	379,363	60,317	633,682
Net unrealized gain (loss) on trading securities	(805,953)	212,073	(758,743)
Other income	110,424	53,894	1,021,154
Recovery of gold	70,556	1,316,330	9,457,245
Gain on disposal of property	0	260,058	356,488
Write off of investment	0	0	(25,000)
Warrant expense	(339,589)	0	(339,589)
Total Other Items	(568,700)	1,918,700	10,686,480
Consolidated loss and comprehensive loss for the period	(7,631,636)	(5,794,927)	(25,784,289)
Net loss and comprehensive loss attributable to non-controlling interest	466,378	470,170	972,909
Net loss and comprehensive loss attributable to Xtra-Gold Resources Corp.	$ (7,165,258)	$ (5,324,757)	$ (24,811,380)
Basic and diluted loss attributable to common shareholders per common share	$ (0.16)	$ (0.12)
Basic and diluted weighted average number of common shares outstanding	44,698,113	43,815,678